Income Taxes (as restated) - Additional Information (FY) (Details) - USD ($)	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020		Nov. 16, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Valuation allowance			$ 27,715,000
Unrecognized tax benefits			0
Deferred tax asset			74,397,000			126,000
Payable to related parties pursuant to the tax receivable agreement		$ 60,598,000	$ 60,518,000	[1]		$ 0
CF Finance Acquisition Corp.
Business Acquisition [Line Items]
Deferred tax asset					$ 74,700,000
Valuation allowance	$ 25,200,000
Payable to related parties pursuant to the tax receivable agreement					$ 60,500,000

[1]	For discussion on the restatement adjustments, see Note 4.